STATEMENTS OF CASH FLOWS - Record Street Brewing Co [Member] - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (29,590)	$ (152,108)	$ (168,258)	$ (200,723)
Adjustments to reconcile net loss to net cash used in operating activities:
Accounts payable used to purchase fixed assets	(1,656)
Loss on disposal of assets		(3,394)
Noncash rent expense		36,450	7,000	27,250
Changes in operating assets and liabilities:
Accounts Payable	31,246	(13,106)	8,189	6,476
Accrued Interest		13,000	7,500	12,000
Net Cash Used in Operating Activities		(112,370)	(145,569)	(154,997)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of assets		37,000
Investments in property, plant, and equipment		(13,932)	(174,259)	(174,914)
Net Cash Used in Investing Activities		23,068	(174,259)	(174,914)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from expenses paid by shareholders		1,232
Proceeds from sale of common stock			150,000	150,000
Proceeds from loans from shareholders	100	8,070	159,728	234,811
Repayment of loans from shareholders				(75,000)
Proceeds from Convertible Notes		100,000
Proceeds from notes payable - related party				10,000
Proceeds from notes payable		15,000	10,000	10,000
Net Cash Provided by Financing Activities	100	124,302	319,728	329,811
NET CHANGE IN CASH AND CASH EQUIVALENTS	100	35,000	(100)	(100)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD			100	100
CASH AND CASH EQUIVALENTS, END OF PERIOD	100	35,000
INTEREST PAID:		3,000
TAXES PAID:
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Founders' shares issued 4,000 shares at $0.001 par	4
Leasehold improvements acquired with construction liability			$ 172,500	$ 172,500